Schedule of Inventory Obsolescence Provision (Details)	12 Months Ended
Feb. 28, 2017 CAD
Inventory Schedule Of Inventory Obsolescence Provision 1	CAD 39,870
Inventory Schedule Of Inventory Obsolescence Provision 2	114,744
Inventory Schedule Of Inventory Obsolescence Provision 3	100,058
Inventory Schedule Of Inventory Obsolescence Provision 4	404,767
Inventory Schedule Of Inventory Obsolescence Provision 5	75,000
Inventory Schedule Of Inventory Obsolescence Provision 6	45,000
Inventory Schedule Of Inventory Obsolescence Provision 7	(428,999)
Inventory Schedule Of Inventory Obsolescence Provision 8	(149,874)
Inventory Schedule Of Inventory Obsolescence Provision 9	(30,314)
Inventory Schedule Of Inventory Obsolescence Provision 10	15,638
Inventory Schedule Of Inventory Obsolescence Provision 11	39,870
Inventory Schedule Of Inventory Obsolescence Provision 12	CAD 114,744